Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2014
Advances to suppliers [Abstract]
Schedule of Advances to Suppliers
	December 31,
	2014	2013

Advances to Honesty Group	$-	$16,888
Advances to other suppliers	33	16,936
Advances to suppliers	$33	$33,824